INVESTMENT IN UNCONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2022
INVESTMENT IN UNCONSOLIDATED ENTITIES
INVESTMENT IN UNCONSOLIDATED ENTITY'S

NOTE 6 – INVESTMENT IN UNCONSOLIDATED ENTITIES

The Company accounts for its investment in Viking under the equity method. The Company owns approximately 60.9% of the outstanding common shares of Viking at December 31, 2022.

Table below shows the changes in the investments in unconsolidated entities for the years ended December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
Carrying amount – beginning	$36,299,592	$15,830,538
Investment in Viking	-	29,900,000
Proportionate share of (losses)	(9,461,874)	(9,430,946)

Carrying amount – ending	$26,837,718	$36,299,592